Fees Summary	Jan. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,710,000
Previously Paid Amount	0.00
Total Fee Amount	3,412.45
Total Offset Amount	0.00
Net Fee	3,412.45
Narrative - Max Aggregate Offering Price	$ 24,710,000
Final Prospectus	true